DWS Emerging Markets Fixed Income Fund Annual Fund Operating Expenses - DWS Emerging Markets Fixed Income Fund	Feb. 26, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.80%	[1]
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.46%)
Net Expenses (as a percentage of Assets)	1.16%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.54%	[1]
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.22%)
Net Expenses (as a percentage of Assets)	0.91%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%	[1]
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.38%)
Net Expenses (as a percentage of Assets)	0.91%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.81%, 0.55% and 0.71% for Class A, Institutional Class and Class S, respectively, had proxy expenses been included.